Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Balances as of December 31, 2010 and 2011 are as follows:

	December 31, 2010			December 31, 2011

		Foreign			Foreign
		Currency			Currency
	Interest	Forward		Interest	Forward
	Rate Swaps	Contracts	Total	Rate Swaps	Contracts	Total
Current assets	$0	1,538	$1,538	$0	0	$0
Current liabilities	(12,503)	0	(12,503)	(40,727)	0	(40,727)
Non current liabilities	(96,901)	0	(96,901)	(52,025)	0	(52,025)

	$(109,404)	1,538	$(107,866)	$(92,752)	0	$(92,752)

10.1 Interest rate swaps and cap and floor agreements: As of December 31, 2009 and 2010, the Company had outstanding eleven interest rate swap and cap and floor agreements, with a notional amount of $1,285 million and $908 million, respectively, maturing from September 2011 through November 2017. As of December 31, 2011 the Company had outstanding seven interest rate swap and cap and floor agreements, with a notional amount of $989 million maturing from September 2013 through November 2017. These agreements are entered into in order to economically hedge its exposure to interest rate fluctuations.

As of December 31, 2009 and 2010, eight of these agreements did not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations while three agreements did qualify for hedge accounting and, as such, changes in their fair values were included in other comprehensive income/(loss). Effective January 1, 2011 the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2011, these agreements do not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations. In accordance with ASC 815-30-40 the accumulated unrealized loss recorded in Accumulated Other Comprehensive Income/(Loss) for previously designated cash flow hedges, which as of December 31, 2010 amounted to $35,992, is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. Consequently, during the year ended December 31, 2011, an amount of $9,816 was reclassified into the statement of operations while an amount of $3,272 was reclassified into other component of Accumulated Other Comprehensive Income/(Loss) since its associated interest expense was capitalized into "Advances for rigs and drillships under construction".

Apart from the unrealized loss discussed above, as of December 31, 2010, Accumulated Other Comprehensive Income/(Loss) also included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for rigs and drillships under construction" amounting to $27,776, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the year ended December 31, 2011, and following the delivery of four drillships discussed in Note 5, an amount of $722 was reclassified into the statement of operations while an amount of $3,272 was reclassified from other component of Accumulated Other Comprehensive Income/(Loss) since this amount is associated with interest expense that was capitalized under "Advances for rigs and drillships under construction". The estimated amount in other comprehensive income of cash flow hedge losses at December 31, 2011 that will be reclassified into earnings within the next twelve months is $14,123.

The fair value of the above mentioned agreements equates to the amount that would be paid by the Company if the agreements were cancelled at the reporting date, taking into account current interest rates and creditworthiness of both the financial instrument counterparty and the Company.

As of December 31, 2010 and 2011, security deposits of $78.6 million and $33.1 million, respectively were paid by the Company and were recorded as "Other non-current assets" in the accompanying consolidated balance sheets. These deposits are required by the counterparty due to the market loss in the swap agreements.

10.2 Foreign currency forward contracts: As of December 31, 2010, the Company had outstanding twelve forward contracts to sell $28 million for NOK 174 million. These agreements were entered into in order to hedge its exposure to foreign currency fluctuations. The fair value of these contracts at December 31, 2010 was an asset of $1,538. As of December 31, 2011 the Company had no outstanding forward contracts.

The change in the fair value of such agreements for the years ended December 31, 2009, 2010 and 2011 amounted to a gain of $2,023 and $1,104 and a loss of $1,538, respectively, and is reflected under "Other, net" in the accompanying consolidated statement of operations.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statements of Financial Position:

		Asset Derivatives			Liability Derivatives

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,	December 31,	Balance Sheet Location	December 31,	December 31,,
		2010	2011		2010	2011
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments	$0	0	Financial instruments non current liabilities	(36,523)	$0
Total derivatives designated as hedging instruments		0	0	Total derivatives designated as hedging instruments	(36,523)	0

Derivatives not designated as hedging instruments
Interest rate swaps	Financial instruments-current assets	0	0	Financial instruments-current liabilities	(12,503)	(40,727)
Interest rate swaps	Financial instruments-non current assets	0	0	Financial instruments-non current liabilities	(60,378)	(52,025)
Foreign currency forward contracts	Financial instruments-current assets	1,538		Financial instruments current liabilities	0	0
Total derivatives not designated as hedging instruments		1,538		Total derivatives not designated as hedging instruments	(72,881)	(92,752)
Total derivatives		$1,538	0	Total derivatives	(109,404)	$(92,752)

The Effect of Derivative Instruments on the Statement of Stockholders’ Equity:

	Amount of Gain/(Loss) Recognized in Other Comprehensive Income on Derivative (Effective Portion)
Derivatives designated for cash flow hedging relationships	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Interest rate swaps	$9,887	$(27,018)	0
Total	$9,887	$(27,018)	0

No portion of the cash flow hedges shown above was ineffective during 2009 and 2010.
During the years ended December 31, 2009, 2010 and 2011, the losses transferred from other comprehensive income to the statement of operations were nil, nil and $10,538 respectively.

The effect of Derivative Instruments on the Consolidated Statement of Operations:

Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Foreign currency forward contracts	Other, net	$2,023	$1,104	($1,538)
Interest rate swaps	Gain/(loss) on interest rate swaps	4,826	(40,303)	(33,455)
Total		$6,849	($39,199)	($34,993)

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011 the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statement of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of foreign currency forward contracts was based on the forward exchange rates. Senior Notes have a fixed rate and their estimated fair value represents the tradable value of the notes, determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The estimated fair value of the Notes at December 31, 2011 is approximately $462,500.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-liability position	(92,752)	-	(92,752)	-
Total	$(92,752)	-	(92,752)	$-